Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	$ 751,050	¥ 5,368,285	¥ 4,997,861
Accounts receivable, less allowance for doubtful accounts (March 31, 2019: RMB 89,634; September 30, 2019: RMB106,504 (US$14,900))	13,580	97,060	96,923
Inventories	3,833	27,400	27,612
Prepaid expenses and other receivables	2,706	19,340	25,532
Total current assets	771,169	5,512,085	5,147,928
Property, plant and equipment, net	74,832	534,873	545,340
Operating lease right-of-use assets	818	5,846
Non-current deposits	34,097	243,713	236,719
Non-current accounts receivable, less allowance for doubtful accounts (March 31, 2019: RMB74,800; September 30, 2019: RMB72,693 (US$10,170))	17,249	123,291	104,857
Inventories	11,228	80,253	77,194
Intangible assets, net	13,310	95,134	97,444
Investments in equity securities at fair value	16,419	117,359	107,362
Other equity investment	26,460	189,129	189,129
Deferred tax assets	6,921	49,469	44,981
Total assets	972,503	6,951,152	6,550,954
Current liabilities
Accounts payable	4,182	29,891	33,566
Accrued expenses and other payables	14,322	102,363	79,977
Operating lease liabilities	301	2,149
Deferred revenue	62,064	443,615	461,986
Income tax payable	3,979	28,443	20,113
Total current liabilities	84,848	606,461	595,642
Non-current deferred revenue	309,421	2,211,652	2,108,442
Non-current operating lease liabilities	465	3,322
Other non-current liabilities	60,573	432,953	404,482
Deferred tax liabilities	2,638	18,854	19,626
Total liabilities	457,945	3,273,242	3,128,192
Shareholders' equity of Global Cord Blood Corporation
Ordinary shares - US$0.0001 par value, 250,000,000 shares authorized, 121,687,974 and 121,551,075 shares issued and outstanding as of March 31 and September 30, 2019	12	83	83
Additional paid-in capital	294,022	2,101,582	2,101,582
Treasury stock, at cost (March 31 and September 30, 2019: 136,899 shares, respectively	(394)	(2,815)	(2,815)
Accumulated other comprehensive losses	(9,176)	(65,585)	(88,738)
Retained earnings	228,873	1,635,920	1,407,223
Total equity attributable to Global Cord Blood Corporation	513,337	3,669,185	3,417,335
Non-controlling interests	1,221	8,725	5,427
Total equity	514,558	3,677,910	3,422,762
Total liabilities and equity	$ 972,503	¥ 6,951,152	¥ 6,550,954